Stockholders' equity / Capital stock - Summary of Total Value of Class A Common Shares (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 MXN ($)
Disclosure of classes of share capital [line items]
Value Class A Common Shares as of January 1, 2024	$ 471,282
Value Class A Common Shares as of September 30, 2024	8,283,347
Class A
Disclosure of classes of share capital [line items]
Value Class A Common Shares as of January 1, 2024	0
Proceeds from initial public offering	8,386,992
Underwriting fees and incremental and direct costs	(574,927)
Value Class A Common Shares as of September 30, 2024	$ 7,812,065